                                                         PURSUANT TO RULE 497(e)
                                                       REGISTRATION NO. 33-16439

                      ROBERTSON STEPHENS INVESTMENT TRUST

                             PROSPECTUS SUPPLEMENT
    TO CLASS A PROSPECTUS DATED MARCH 1, 1998 AS REVISED SEPTEMBER 22, 1998

    Effective January 4, 1999, Provident Distributors, Inc. ("PDI"), with principal offices at Four Falls Corporate Center, 6th Floor, West Conshohocken, Pennsylvania 19428, will serve as principal underwriter and distributor of shares of the Funds, replacing Edgewood Services, Inc.

January 4, 1999

                                                         PURSUANT TO RULE 497(e)
                                                       REGISTRATION NO. 33-16439

                      ROBERTSON STEPHENS INVESTMENT TRUST

                             PROSPECTUS SUPPLEMENT
    TO CLASS C PROSPECTUS DATED MARCH 1, 1998 AS REVISED SEPTEMBER 22, 1998

    Effective January 4, 1999, Provident Distributors, Inc. ("PDI"), with principal offices at Four Falls Corporate Center, 6th Floor, West Conshohocken, Pennsylvania 19428, will serve as principal underwriter and distributor of shares of the Funds, replacing Edgewood Services, Inc.

January 4, 1999